SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Abstract]
Clinical trials and other services from R&D-related service providers	$ 891		$ 156		$ 5,030		$ 1,893
R&D payroll and related expenses, other than share-based compensation	263		369		1,801		1,231
R&D share-based compensation expense	130		0		0		2,424
G&A payroll and related expenses, other than share-based compensation	241		332		1,527		1,154
G&A share-based compensation expenses	215		21		134		3,438
Professional services	783		525		2,103		1,632
Depreciation	2		4		14		25
Other segment expenses	224	[1]	243	[1]	1,023	[2]	774	[2]
Operating loss	2,749		1,650		11,632		12,571
Interest income	(32)		(2)		(155)		(28)
Interest expense	0		11		13		27
Other financing expense, net	16		76		419		3,939
Income taxes		[3]		[3]	3		10
Net loss	2,733		1,735		11,912		16,519
Segment assets	4,602		8,308		7,215		2,863
Expenditures for segment assets	0		(6)		(9)		(22)
Segment liabilities	$ 4,311		$ 5,722		$ 4,612		$ 6,852

[1]	Other segment expenses include mainly general and administrative-related expenses, such as office lease expenses and maintenance and HR expenses.
[2]	Other segment expenses include mainly general and administrative-related expenses, such as rent and maintenance expenses, travel and HR expenses.
[3]	Represents an amount less than $1